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                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2004
                                       TO
                          PROSPECTUS DATED MAY 1, 2002

This will supplement the prospectus dated May 1, 2002. The following information is provided with respect to the investment options available under the contract effective on and after May 1, 2004.

1. THE FOLLOWING TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS.

Total Annual Investment
Portfolio Operating Expenses                      Minimum             Maximum
(expenses that are deducted from                  -------             -------
Investment Portfolio assets, including             0.56%               1.52%
management fees, 12b-1/Service fees, and other expenses)

2. EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR
(a)    1,000.15  (a)   1,367.91  (a)   1,829.66  (a)   3,275.29
(b)      904.22  (b)   1,080.63  (b)   1,352.21  (b)   2,331.16

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME              TIME          TIME            TIME
        1 YEAR            3 YEAR        5 YEAR         10 YEAR
(a)      300.15  (a)      917.91 (a)   1,559.66  (a)   3,275.29
(b)      204.22  (b)      630.63 (b)   1,082.21  (b)   2,331.16

3. INVESTMENT PORTFOLIOS. The contract offers the investment portfolios which are listed below. Appendix A contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

An investment adviser or subadviser of an investment portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of this compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.40% of assets.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

MET INVESTORS SERIES TRUST (CLASS B)
------------------------------------

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:



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         Met/AIM Mid Cap Core Equity Portfolio
         Met/AIM Small Cap Growth Portfolio
         Goldman Sachs Mid-Cap Value Portfolio
         Harris Oakmark International Portfolio
         Janus Aggressive Growth Portfolio
         Lord Abbett Bond Debenture Portfolio
         Lord Abbett Growth and Income Portfolio
         MFS(R) Research International Portfolio
         Money Market Portfolio (formerly PIMCO Money Market Portfolio) Neuberger Berman Real Estate Portfolio
         Oppenheimer Capital Appreciation Portfolio
         PIMCO Inflation Protected Bond Portfolio
         PIMCO PEA Innovation Portfolio (formerly PIMCO Innovation Portfolio) PIMCO Total Return Portfolio
         Met/Putnam Research Portfolio
         T. Rowe Price Mid-Cap Growth Portfolio
         Third Avenue Small Cap Value Portfolio
         Turner Mid-Cap Growth Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B (OR CLASS E AS NOTED))
-------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class E as noted) portfolios are available under the contract:

         Davis Venture Value Portfolio (Class E)
         Harris Oakmark Focused Value Portfolio
         Jennison Growth Portfolio
         MetLife Stock Index Portfolio

4. APPENDIX A
PARTICIPATING INVESTMENT PORTFOLIOS

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B)
------------------------------------

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

MET/AIM MID CAP CORE EQUITY PORTFOLIO
Subadviser: A I M Capital Management, Inc.
Investment Objective: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO
Subadviser: A I M Capital Management, Inc.
Investment Objective: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

Goldman Sachs Mid-Cap Value Portfolio
Subadviser: Goldman Sachs Asset Management
Investment Objective: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation

HARRIS OAKMARK INTERNATIONAL PORTFOLIO
Subadviser: Harris Associates L.P.
Investment Objective: The Harris Oakmark International
Portfolio seeks long-term capital appreciation.



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JANUS AGGRESSIVE GROWTH PORTFOLIO
Subadviser: Janus Capital Management LLC
Investment Objective: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO
Subadviser: Lord, Abbett & Co. LLC
Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO
Subadviser: Lord, Abbett & Co. LLC
Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
Subadviser: Massachusetts Financial Services Company
Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

MONEY MARKET PORTFOLIO (formerly PIMCO Money Market Portfolio)
Subadviser: PIMCO
Investment Objective: The Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the portfolio.

Neuberger Berman Real Estate Portfolio
Subadviser: Neuberger Berman Management Inc.
Investment Objective: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
Subadviser: OppenheimerFunds, Inc.
Investment Objective: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO PEA INNOVATION PORTFOLIO (formerly PIMCO Innovation Portfolio)
Subadviser: PEA Capital LLC (formerly, PIMCO Equity Advisors LLC)
Investment Objective: The PIMCO PEA Innovation Portfolio seeks capital appreciation; no consideration is given to income.

PIMCO INFLATION PROTECTED BOND PORTFOLIO
Subadviser: Pacific Investment Management Company LLC
Investment Objective: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO
Subadviser: Pacific Investment Management Company LLC
Investment Objective: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

MET/PUTNAM RESEARCH PORTFOLIO
Subadviser: Putnam Investment Management, LLC
Investment Objective: The Met/Putnam Research Portfolio seeks capital appreciation.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Subadviser: T. Rowe Price Associates, Inc.
Investment Objective: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO
Subadviser: Third Avenue Management LLC
Investment Objective: The Third Avenue Small Cap Value Portfolio seeks long term capital appreciation.



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Turner Mid-Cap Growth Portfolio
Subadviser: Turner Investment Partners
Investment Objective: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

METROPOLITAN SERIES FUND, INC. (CLASS B (OR CLASS E AS NOTED))
------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class E as noted) portfolios are available under the contract:

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)
Subadviser: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.
Investment Objective: The Davis Venture Value Portfolio seeks growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO
Subadviser: Harris Associates L.P.
Investment Objective: The Harris Oakmark Focused
Value Portfolio seeks long-term capital appreciation.

JENNISON GROWTH PORTFOLIO
Subadviser: Jennison Associates LLC
Investment Objective: The Jennison Growth Portfolio seeks long term growth of capital.

METLIFE STOCK INDEX PORTFOLIO
Subadviser: Metropolitan Life Insurance Company
Investment Objective: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.